Reserve for Losses and Loss Adjustment Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Claims Development
Schedule of reconciliation of the beginning and ending reserve balances for losses and LAE on a net of reinsurance basis to the gross amounts

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$1,428	$3,159	$4,165	$4,432
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	2,647	5,258	3,660	8,445
Prior years	(208)	116	(262)	(1,402)
Total incurred	2,439	5,374	3,398	7,043
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	641	392	1,044	1,656
Prior years	312	459	3,605	2,137
Total payments	953	851	4,649	3,793
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	2,914	7,682	2,914	7,682
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	14,052	10,950	14,052	10,950
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$16,966	$18,632	$16,966	$18,632

	December 31,
	2018	2017	2016
	(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$4,432	$3,336	$1,562
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	8,165	12,257	7,472
Prior year	(1,891)	(132)	(180)
Total incurred	6,274	12,125	7,292
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	4,409	8,986	4,824
Prior year	2,132	2,043	694
Total payments	6,541	11,029	5,518
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	4,165	4,432	3,336
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	11,896	13,352	1,442
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$16,061	$17,784	$4,778

Reconciliation of Liability for Claims and Claim Adjustment Expenses

2018
(in thousands)
Net outstanding liabilities:
Homeowners’ insurance	$843
Special property	3,322
Reserve for losses and loss adjustment expense, net of reinsurance	4,165
Reinsurance recoverable on unpaid claims:
Homeowners’ insurance	$5,650
Special property	6,246
Total reinsurance recoverable on unpaid claims	11,896
Total reserve for losses and loss adjustment expenses	$16,061

Homeowners' Insurance
Claims Development
Schedule of Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance

Incurred Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Homeowners’ Insurance (in thousands)

					As of December 31, 2018
					Incurred but	Cumulative
	Years Ended December 31,				Not Reported	Number of
Accident Year	2015(1)	2016(1)	2017(1)	2018	Liabilities	Claims
2015	$2,048	$1,785	$1,658	$1,636	$3	379
2016		6,069	5,878	5,721	4	1,080
2017			9,534	7,418	83	2,944
2018				2,193	249	668
Total				$16,968	$339	5,071

Cumulative Paid Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Homeowners’ Insurance (in thousands)

	Years Ended December 31,
Accident Year	2015(1)	2016(1)	2017(1)	2018
2015	$860	$1,379	$1,523	$1,615
2016		4,120	5,356	5,585
2017			7,135	7,375
2018				1,550
Total				$16,125
Reserve for losses and loss adjustment expense, net of reinsurance				$843
(1)	Data presented for these calendar years is required supplementary information, which is unaudited.

Schedule of Average Annual Percentage Payout of Incurred Claims by Age

	Year 1	Year 2	Year 3	Year 4
Payout percentage	72.85%	18.86%	6.41%	5.61%

Special Property Insurance
Claims Development
Schedule of Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance

Incurred Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Special Property Insurance (in thousands)

					As of December 31, 2018
					Incurred but	Cumulative
	Years Ended December 31,				Not Reported	Number of
Accident Year	2015(1)	2016(1)	2017(1)	2018	Liabilities	Claims
2015	$630	$719	$671	$671	$3	8
2016		1,381	1,249	1,251	2	50
2017			3,071	3,475	120	255
2018				5,970	158	336
Total				$11,367	$283	649

Cumulative Paid Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Special Property Insurance (in thousands)

	Years Ended December 31,
Accident Year	2015(1)	2016(1)	2017(1)	2018
2015	$265	$438	$586	$626
2016		703	1,064	1,216
2017			1,967	3,344
2018				2,859
Total				8,045
Reserve for losses and loss adjustment expense, net of reinsurance				3,322
(1)	Data presented for these calendar years is required supplementary information, which is unaudited.

Schedule of Average Annual Percentage Payout of Incurred Claims by Age

	Year 1	Year 2	Year 3	Year 4
Payout percentage	50.05%	31.42%	17.10%	5.96%